Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	5.00%	4.00%	3.00%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	1.50%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 846
Impact on following year's net income for decrease in discount rate	(80)
Changes in the asset retirement obligation
Balance as of the beginning of the period	13,110	$ 14,976	$ 15,368
Accretion	524	430	449
Revision in estimates	(1,499)	(1,172)	(109)
New obligations	108	198	228
Spending on existing obligations	(339)	(418)	(527)
Currency translation adjustment	101	(663)	(194)
Other	(420)	(241)	(239)
Balance as of the end of the period	$ 11,585	$ 13,110	$ 14,976